Concentration and risk (Details 2) - Purchase [Member] - Customer Concentration Risk [Member] - Exascale Labs Inc. [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Supplier A [Member]
Concentration Risk [Line Items]
Concentration of credit risk	13.00%	(0.00%)	26.40%	(0.00%)	41.40%	56.60%
Supplier B [Member]
Concentration Risk [Line Items]
Concentration of credit risk	30.20%	14.40%	24.90%	21.10%	31.70%	14.60%
Supplier C [Member]
Concentration Risk [Line Items]
Concentration of credit risk	33.70%	32.90%	24.20%	24.00%	18.40%
Supplier D [Member]
Concentration Risk [Line Items]
Concentration of credit risk	13.80%	(0.00%)	11.50%	(0.00%)		12.80%
Supplier E [Member]
Concentration Risk [Line Items]
Concentration of credit risk	(0.00%)	45.50%	(0.00%)	47.60%